Stockholders' Equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity (Details) [Line Items]
Fixed capital, Shares (in Shares)	90,850,000
Percentage of legal reserve	5.00%
Percentage of nominal capital	20.00%
Legal reserve amount	$ 484,046	$ 484,046
Nominal stockholder´s equity percentage	20.00%	20.00%
Reserve	$ 7,000,000
Reserve		$ 5,000,000
Treasury shares	35,573,326	35,128,483
Treasury amount	4,266,278	2,176,149
Profit (loss) on treasury shares	$ 0	$ 0
Class I Shares [Member]
Stockholders' Equity (Details) [Line Items]
Fixed capital, Shares (in Shares)	90,850,050
Class II Shares [Member]
Stockholders' Equity (Details) [Line Items]
Fixed capital, Shares (in Shares)	406,859,164